Profit from Operations - Summary of Depreciation Amortisation and Impairment Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	£ 1,038	£ 902	£ 607
Property, plant and equipment [member]
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation and impairment of property, plant and equipment	550	379	377
Other Trademarks and Similar Assets
Depreciation Amortisation And Impairment Costs [Line Items]
Amortisation and impairment of intangibles	377	383	149
Other Intangibles
Depreciation Amortisation And Impairment Costs [Line Items]
Amortisation and impairment of intangibles	£ 111	£ 140	£ 81